Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 778,567	$ 111,334	¥ 468,731	$ 65,430	¥ 1,252,793
Accounts receivable, net	67,382,855	9,635,620	43,779,189	6,111,339	41,469,595
Advance to suppliers, net	46,678,372	6,674,918	25,958,008	3,623,598	8,086,631
Prepaid expenses and other current assets	12,575,591	1,798,286	17,136,656	2,392,188	167,290
Deferred offering cost					7,663,172
Total current assets	127,415,385	18,220,158	87,342,584	12,192,555	58,663,781
Non-current assets
Deferred tax assets, net					1,217,929
Intangible assets, net	2,690,472	384,732
Other non-current assets	7,589,534	1,085,289
Total non-current asset	10,280,006	1,470,021			1,217,929
TOTAL ASSETS	137,695,391	19,690,179	87,342,584	12,192,555	59,881,710
Current liabilities
Short-term borrowings	4,000,000	571,992	4,277,000	597,046	4,700,000
Accounts payable	19,714,139	2,819,084	17,145,470	2,393,415	18,153,400
Contract liabilities	3,885,000	555,548	2,379,009	332,097	2,115,522
Income tax payable	7,641,435	1,092,711	7,620,910	1,063,838	7,642,696
Accrued expenses and other current liabilities	5,376,136	768,775	9,485,660	1,324,147	4,839,631
Total current liabilities	41,130,223	5,881,541	41,421,562	5,782,227	37,451,249
TOTAL LIABILITIES	41,130,223	5,881,541	41,421,562	5,782,227	37,451,249
Commitments and contingencies (Note 10)
Shareholders’ equity
Subscription receivable	(725)	(100)	(725)	(100)	(725)
Additional paid-in capital	241,849,738	34,584,051	185,821,560	25,939,688	31,500,000
Accumulated deficit	(145,286,222)	(20,775,653)	(139,900,813)	(19,529,400)	(9,069,539)
Total shareholders’ equity	96,565,168	13,808,638	45,921,022	6,410,328	22,430,461
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	137,695,391	19,690,179	87,342,584	12,192,555	59,881,710
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	2,283	327	906	87	631
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	94	13	94	13	94
Related Party
Current assets
Amounts due from related parties					24,300
Current liabilities
Amounts due to related parties	¥ 513,513	$ 73,431	¥ 513,513	$ 71,684